................................
                                                .        OMB APPROVAL          .
                                                ................................
                                                .OMB Number:          3235-0006.
                                                .Expires:      October 31, 2003.
                                                .Estimated average             .
                                                .   burden hours per           .
                                                .   response:..............23.5.
                                                ................................

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Angelo, Gordon & Co., L.P.
Address:     245 Park Avenue, 26th Floor
             New York, New York  10167

Form 13F File Number:  028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Michael L. Gordon
Title:       Chief Operating Officer
Phone:       212-692-2000

Signature, Place, and Date of Signing:


/S/ MICHAEL L. GORDON           New York, New York               May 15, 2003
-----------------------         ----------------------           ------------
[Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             0
                                                     -----------
Form 13F Information Table Entry Total:                      119
                                                     -----------
Form 13F Information Table Value Total:               $1,491,601
                                                     -----------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003

                        Title                   Value
                        of                      x         Shares/       Sh/  Put/  Investment  Other
Name of Issuer          Class      CUSIP        ($1,000)  Prn Amt       Prn  Call  Discretion  Managers      Voting Authority
                                                                                                        Sole          Shared    None
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                COM        00130H105       434       120,000    SH         SOLE                    120,000
------------------------------------------------------------------------------------------------------------------------------------
AGL RES INC             COM        001204106     3,783       160,100    SH         SOLE                    160,100
------------------------------------------------------------------------------------------------------------------------------------
ALDERWOODS GROUP INC    COM        014383103    12,686     3,624,551    SH         SOLE                  3,624,551
------------------------------------------------------------------------------------------------------------------------------------
ALLEN TELECOM INC       COM        018091108     2,967       304,300    SH         SOLE                    304,300
------------------------------------------------------------------------------------------------------------------------------------
ALLETE INC              COM        018522102     7,702       371,000    SH         SOLE                    371,000
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP             CORP
                        UNT
                        7.75%      020039822    40,325       857,800    SH         SOLE                    857,800
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC          NOTE
                        4.750%
                        2/0        023135AF3    10,125    12,000,000    PRN        SOLE                 12,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP             COM        023608102    10,856       278,000    SH         SOLE                    278,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC      NOTE
DEL                     12/0       02364JAC8    24,465    42,000,000    PRN        SOLE                 42,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR
INC                     COM        025537101     6,855       300,000    SH         SOLE                    300,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS      NOTE
CORP                    7.000%
                        7/1        026375AJ4     2,301     1,750,000    PRN        SOLE                  1,750,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP     DBCV
INC                     11/0       026874AP2    27,708    43,000,000    PRN        SOLE                 43,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC               NOTE
                        3/0        031162AE0    41,366    54,000,000    PRN        SOLE                 54,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                COM        001765106     1,791       853,000    SH         SOLE                    853,000
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP      COM        032511107     1,115        24,500    SH         SOLE                     24,500
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP             COM        037411105     2,778        45,000    SH         SOLE                     45,000
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC         CORP
                        UNITS
                        7%         071813406    31,212       810,500    SH         SOLE                    810,500
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC         DBCV
                        1.250%
                        6/0        071813AR0    34,956    35,000,000    PRN        SOLE                 35,000,000
------------------------------------------------------------------------------------------------------------------------------------
BIOTECH HOLDERS TR      DEPOSTRY
                        RCPTS      09067D201     9,325       100,000    SH   CALL  SOLE                    100,000
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC      COM        122014103     1,192        25,000    SH         SOLE                     25,000
------------------------------------------------------------------------------------------------------------------------------------
CABOT OIL & GAS CORP    COM        127097103       449        18,700    SH         SOLE                     18,700
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP           NOTE 10/2  143658AS1    17,903    31,000,000    PRN        SOLE                 31,000,000
------------------------------------------------------------------------------------------------------------------------------------
CH ENERGY GROUP INC     COM        12541M102     4,583       109,900    SH         SOLE                    109,900
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICA-      NOTE
TIONS INC D             5.750%
                        10/1       16117MAB3     4,778    22,750,000    PRN        SOLE                 22,750,000
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICA-      NOTE
TIONS INC D             4.750%
                        6/0        16117MAC1     2,890    17,000,000    PRN        SOLE                 17,000,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003

                        Title                   Value
                        of                      x         Shares/       Sh/  Put/  Investment  Other
Name of Issuer          Class      CUSIP        ($1,000)  Prn Amt       Prn  Call  Discretion  Managers      Voting Authority
                                                                                                        Sole          Shared    None
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY
CORP                    COM        165167107       590        75,000    SH         SOLE                     75,000
------------------------------------------------------------------------------------------------------------------------------------
CHIRON CORP             NOTE
                        6/1        170040AE9    29,188    50,000,000    PRN        SOLE                 50,000,000
------------------------------------------------------------------------------------------------------------------------------------
CHUBB CORP              CORP
                        UNIT %     171232309    31,845     1,488,100    SH         SOLE                  1,488,100
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL
INC                     COM        204912109     1,571       115,000    SH   PUT   SOLE                    115,000
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY
GROUP I                 COM        210371100    10,953       395,000    SH         SOLE                    395,000
------------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP     COM        216640102       990        20,000    SH         SOLE                     20,000
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC             DBCV
                        11/0       219350AJ4    13,600    20,000,000    PRN        SOLE                 20,000,000
------------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL   NOTE
CORP                    2/0        222372AE4    28,894    34,500,000    PRN        SOLE                 34,500,000
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR   NOTE
CORP                    3.750%
                        7/0        232806AF6     4,994     5,725,000    PRN        SOLE                  5,725,000
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR   NOTE
CORP                    4.000%
                        2/0        232806AE9    18,900    21,000,000    PRN        SOLE                 21,000,000
------------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING HLDGS
INC                     COM        23342J206    83,105     4,432,250    SH         SOLE                  4,432,250
------------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA
NEW                     COM        25746U109    19,546       353,000    SH         SOLE                    353,000
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE
CREAM INC               COM        261878102     3,466        50,000    SH   CALL  SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE
CREAM INC               COM        261878102    12,131       175,000    SH   PUT   SOLE                    175,000
------------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC       NOTE
                        6.000%
                        2/0        269246AB0    11,794    15,000,000    PRN        SOLE                 15,000,000
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICA-     NOTE
TIONS NEW               4.875%
                        1/0        278762AC3    24,029    23,500,000    PRN        SOLE                 23,500,000
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL             COM        281020107     3,321       242,000    SH         SOLE                    242,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP            COM        29265N108     5,277       164,600    SH         SOLE                    164,600
------------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE PRODS
PARTNERS L              COM        293792107     1,251        60,000    SH         SOLE                     60,000
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC             COM        26875P101     1,464        37,000    SH         SOLE                     37,000
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP             COM        30161N101    23,274       461,700    SH         SOLE                    461,700
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP        COM        337932107     7,538       239,300    SH         SOLE                    239,300
------------------------------------------------------------------------------------------------------------------------------------
GENESIS HEALTH
VENTURE INC N           COM        37183F107    30,287     2,038,173    SH         SOLE                  2,038,173
------------------------------------------------------------------------------------------------------------------------------------
GENESIS MICROCHIP
INC DEL                 COM        37184C103       369        29,600    SH         SOLE                     29,600
------------------------------------------------------------------------------------------------------------------------------------

                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003

                        Title                   Value
                        of                      x         Shares/       Sh/  Put/  Investment  Other
Name of Issuer          Class      CUSIP        ($1,000)  Prn Amt       Prn  Call  Discretion  Managers      Voting Authority
                                                                                                        Sole          Shared    None
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP N V         COM NY
                        REG        401566104    23,828       250,000    SH   CALL  SOLE                    250,000
------------------------------------------------------------------------------------------------------------------------------------
HAWAIIAN ELEC
INDUSTRIES              COM        419870100     1,398        34,300    SH         SOLE                     34,300
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP        SDCV
                        3.250%
                        4/0        421924AF8       270     2,000,000    PRN        SOLE                  2,000,000
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC      COM        441815107    20,338       720,300    SH         SOLE                    720,300
------------------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME            NOTE
SCIENCES INC            3.750%
                        3/1        444903AH1     5,721     7,617,000    PRN        SOLE                  7,617,000
------------------------------------------------------------------------------------------------------------------------------------
INCO LTD                NOTE 3/2   453258AM7     1,619     2,500,000    PRN        SOLE                  2,500,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNET HOLDRS TR      DEPOSIT
                        RCPT       46059W102     1,450        50,000    SH         SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC             MSCI
                        BRAZIL     464286400       879       105,300    SH         SOLE                    105,300
------------------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS    NOTE
INC DEL                 5.500%
                        5/0        464337AC8     1,950     3,000,000    PRN        SOLE                  3,000,000
------------------------------------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC      COM        484173109     1,433        68,000    SH         SOLE                     68,000
------------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP         COM        492386107       406        10,000    SH         SOLE                     10,000
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP              NOTE
                        6/1        500255AJ3     5,045     8,000,000    PRN        SOLE                  8,000,000
------------------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDS    NOTE
INC                     5.250%
                        8/1        501242AJ0     1,069     1,521,000    PRN        SOLE                  1,521,000
------------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS
HLDGS INC               COM        502424104     9,500       236,500    SH         SOLE                    236,500
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP             COM        526057104     2,410        45,000    SH         SOLE                     45,000
------------------------------------------------------------------------------------------------------------------------------------
MDU RES GROUP INC       COM        552690109     7,312       261,900    PRN        SOLE                    261,900
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC           DBCV
                        1.250%
                        9/1        585055AB2    42,948    41,000,000    PRN        SOLE                 41,000,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO      NOTE
INC                     5/2        590188A65    26,719    50,000,000    PRN        SOLE                 50,000,000
------------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCE        COM
PARTNERS L              UNIT
                        L P        63900P103     1,989        87,000    SH         SOLE                     87,000
------------------------------------------------------------------------------------------------------------------------------------
NETWORKS ASSOCS INC     COM        640938106     2,781       201,400    SH         SOLE                    201,400
------------------------------------------------------------------------------------------------------------------------------------
NEWFIELD EXPL CO        COM        651290108     1,525        45,000    SH         SOLE                     45,000
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS   NOTE
INC                     6.000%
                        6/0        65332VBC6     9,863    10,000,000    PRN        SOLE                 10,000,000
------------------------------------------------------------------------------------------------------------------------------------
NICOR INC               COM        654086107       683        25,000    SH         SOLE                     25,000
------------------------------------------------------------------------------------------------------------------------------------
NOBLE ENERGY INC        COM        655044105     1,639        47,800    SH         SOLE                     47,800
------------------------------------------------------------------------------------------------------------------------------------

                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003

                        Title                   Value
                        of                      x         Shares/       Sh/  Put/  Investment  Other
Name of Issuer          Class      CUSIP        ($1,000)  Prn Amt       Prn  Call  Discretion  Managers      Voting Authority
                                                                                                        Sole          Shared    None
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL             COM        62940M104    30,369     3,423,824    SH         SOLE                  3,423,824
------------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL    COM        67481E106     2,240       112,000    SH         SOLE                    112,000
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC       NOTE 7/3   681919AM8    31,039    31,000,000    PRN        SOLE                 31,000,000
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL          DEPOSITRY
HLDRS TR                RCPT       71712A206     3,708        50,000    SH         SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP          COM        71713U102    41,113       949,500    SH         SOLE                    949,500
------------------------------------------------------------------------------------------------------------------------------------
PINNACLE WEST CAP
CORP                    COM        723484101    10,630       319,800    SH         SOLE                    319,800
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO      COM        723787107     2,267        90,300    SH         SOLE                     90,300
------------------------------------------------------------------------------------------------------------------------------------
PLAINS ALL AMERN        UNIT LTD
PIPELINE L              PARTN      726503105     2,145        86,500    SH         SOLE                     86,500
------------------------------------------------------------------------------------------------------------------------------------
PLAYTEX PRODS INC       COM        72813P100     6,851       850,000    SH         SOLE                    850,000
------------------------------------------------------------------------------------------------------------------------------------
PNM RES INC             COM        69349H107     2,948       131,100    SH         SOLE                    131,100
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO RECOVERY
ASSOCS IN               COM        73640Q105    88,559     7,782,000    SH         SOLE                  7,782,000
------------------------------------------------------------------------------------------------------------------------------------
PPL CORP                COM        69351T106    18,695       525,000    SH         SOLE                    525,000
------------------------------------------------------------------------------------------------------------------------------------
PRECISE SOFTWARE
SOLUTIONS L             ORD        M41450103    10,375       623,900    SH         SOLE                    623,900
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES
INC                     COM        742674104     2,637       198,000    SH         SOLE                    198,000
------------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP     NOTE
                        3.250%
                        8/1        74406AAA0    17,942    22,712,000    PRN        SOLE                 22,712,000
------------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP     NOTE 2/1   74406AAB8    48,657   135,157,000    PRN        SOLE                135,157,000
------------------------------------------------------------------------------------------------------------------------------------
PROXYMED PHARMACY INC   COM NEW    744290305       631        84,152    SH         SOLE                     84,152
------------------------------------------------------------------------------------------------------------------------------------
PUGET ENERGY INC NEW    COM        745310102     5,992       281,200    SH         SOLE                    281,200
------------------------------------------------------------------------------------------------------------------------------------
QUINTILES TRANS-
NATIONAL CORP           COM        748767100     7,067       581,150    SH         SOLE                    581,150
------------------------------------------------------------------------------------------------------------------------------------
REPTRON ELECTRONICS     NOTE
INC                     6.750%
                        8/0        76026WAA7     1,013     4,050,000    PRN        SOLE                  4,050,000
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD  COM        760975102     1,175        90,000    SH   CALL  SOLE                     90,000
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO     FOREIGN    780257903     3,731       100,000    SH   CALL  SOLE                    100,000
------------------------------------------------------------------------------------------------------------------------------------
SCANA CORP NEW          COM        80589M102     8,045       268,900    SH         SOLE                    268,900
------------------------------------------------------------------------------------------------------------------------------------
SCIOS INC               COM        808905103    23,863       541,600    SH         SOLE                    541,600
------------------------------------------------------------------------------------------------------------------------------------
SCIOS INC               COM        808905103       110         2,500    SH   CALL  SOLE                      2,500
------------------------------------------------------------------------------------------------------------------------------------

                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003

                        Title                   Value
                        of                      x         Shares/       Sh/  Put/  Investment  Other
Name of Issuer          Class      CUSIP        ($1,000)  Prn Amt       Prn  Call  Discretion  Managers      Voting Authority
                                                                                                        Sole          Shared    None
------------------------------------------------------------------------------------------------------------------------------------
SEMCO ENERGY INC        INCOME
                        PRIDES     78412D307     1,456       450,700    SH         SOLE                    450,700
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR           DEP
HLDRS TR                RCPT       816636203     1,155        50,000    SH         SOLE                     50,000
------------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY           INCOME
                        EQTY UT    816851208    83,506     3,345,600    SH         SOLE                  3,345,600
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC            NOTE
                        5.750%
                        11/1       817315AQ7    14,868    19,000,000    PRN        SOLE                 19,000,000
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC          NOTE
                        5/0        820280AC9    13,312    20,963,000    PRN        SOLE                 20,963,000
------------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW      COM        826428104     1,527       480,064    SH         SOLE                    480,064
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC          COM        832110100     1,057        30,000    SH         SOLE                     30,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY INDS INC   COM        838518108     6,212       196,900    SH         SOLE                    196,900
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO             COM        842587107     6,021       211,700    SH         SOLE                    211,700
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                 UNIT
                        SER 1      78462F103    23,304       275,000    SH         SOLE                    275,000
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL COS INC         EQUITY
                        UNIT       792860306    66,528     1,061,900    SH         SOLE                  1,061,900
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC        COM        876664103     6,812       400,000    SH         SOLE                    400,000
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC        COM        882508104     3,601       220,000    SH         SOLE                    220,000
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY CAS      NT CV
CORP NEW                JR 2032    89420G307     5,842       260,800    SH         SOLE                    260,800
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL GROUP S A     DBCV
                        3.125%
                        1/1        902118BE7    21,676    24,000,000    PRN        SOLE                 24,000,000
------------------------------------------------------------------------------------------------------------------------------------
UNITIL CORP             COM        913259107     2,375        95,000    SH         SOLE                     95,000
------------------------------------------------------------------------------------------------------------------------------------
WESTPORT RES CORP NEW   COM        961418100       939        46,600    SH         SOLE                     46,600
------------------------------------------------------------------------------------------------------------------------------------
WGL HLDGS INC           COM        92924F106     4,371       165,000    SH         SOLE                    165,000
------------------------------------------------------------------------------------------------------------------------------------
WHX CORP                PFD CV
                        SER A      929248201       492       144,600    SH         SOLE                    144,600
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL    COM        969457100       275        60,000    SH         SOLE                     60,000
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP   COM        976657106     8,773       345,400    SH         SOLE                    345,400
------------------------------------------------------------------------------------------------------------------------------------
REPORT

SUMMARY: 119 DATA RECORDS                    1,491,601       0 OTHER MANAGERS ON
                                                             WHOSE BEHALF REPORT
                                                             IS FILED